Investment properties - Summary of Increase (Decrease) in Fair Value (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property
Opening balance	₺ 205,545
Closing balance	187,334	₺ 205,545
Cost
Disclosure of detailed information about investment property
Opening balance	1,716,010	1,920,177
Transfer from property, plant and equipment		(204,167)
Closing balance	1,716,010	1,716,010
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property
Opening balance	(1,510,465)	(1,661,616)
Transfer from property, plant and equipment		163,899
Depreciation and impairment charges during the year	(18,211)	(12,748)
Closing balance	₺ (1,528,676)	₺ (1,510,465)